OPERATING LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Operating leases	OPERATING LEASES
All of the Company's vessel operating revenues from time charter agreements is recognized and recorded as operating lease income. A summary for the years ended December 31, 2025, 2024, and 2023 is shown below:

(in thousands of $)	2025	2024	2023
Vessel operating revenues(1)(2)	347,637	356,349	371,022
(1) Vessel operating revenue includes $7.8 million (2024: $1.4 million (2023: nil)) EUA revenues arising under the time charter agreements with charterers, as further described in Note 2: Summary of Significant Accounting Policies.
(2) Vessel operating revenue includes $2.5 million (2024: $0.3 million (2023: nil)) in variable lease payments, as further described in Note 2: Summary of Significant Accounting Policies.
The minimum contractual undiscounted cashflow under non-cancellable operating leases to be received on time charters in respect of our Fleet as of December 31, 2025, were as follows;

(in thousands of $)
2026	287,257
2027	198,336
2028	185,159
2029	213,889
2030	189,618
Thereafter	476,823
Total	1,551,082
As of December 31, 2025, all of the Company's assets under vessels and equipment were contracted under operating leases, which are further described in Note 6: Vessels and Equipment.